Derivative Instruments	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Note 7. Derivative Instruments
Interest Rate Derivatives
Our objectives in using interest rate derivatives are to add stability to our earnings (losses) and to manage our exposure to interest rate movements. To accomplish this objective, we have used interest rate swaps and caps as part of our interest rate risk management strategy.
For interest rate derivatives designated and qualified as a
hedge
for GAAP purposes, the change in the fair value of the effective portion of the derivative is recorded in accumulated other comprehensive income (loss) (“AOCI”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. Amounts reported in AOCI related to such derivatives will be reclassified to interest expense as interest payments are made on our variable rate debt. In addition, we classify cash flows from qualifying cash flow hedging relationships in the same category as the cash flows from the hedged items in our consolidated statements of cash flows. We do not use interest rate derivatives for trading or speculative purposes.
Interest rate derivatives not designated as hedges for GAAP are not speculative and are used to manage our exposure to interest rate movements and other identified risks but we have elected not to apply hedge accounting. Changes in the fair value of interest rate derivatives not designated in hedging relationships are recorded in other income (expense) within our consolidated statements of operations.
In connection with the 2027 NBC Loan borrowing, on March 12, 2024, we entered into a CORRA Swap with NBC with an initial notional amount of CAD $75,000,000 at a rate of 3.926% for the initial duration of the 2027 NBC Loan, maturing on March 7, 2027. The amortization of this swap corresponds with the amortizing principal payments on the related loan.

On May 1, 2024, to hedge our exposure to potentially rising interest rates, we entered into three SOFR interest rate caps for a total of approximately $8.2 million, which hedge approximately $400 million of notional exposure. We initially deferred payment for these SOFR interest rate caps, and are recording these interest rate caps net of the remaining amount of such deferred payment liability on our balance sheet.
On December 30, 2024, we entered into a SOFR interest rate cap, which caps SOFR at 1.25% until maturity on July 1, 2025 for a notional amount of $100.2 million. The total cost for this interest rate cap was approximately $1.5 million, which was due and paid on January 2, 2025.
Foreign Currency Hedges
Our objectives in using foreign currency derivatives are to add stability to potential fluctuations in exchange rates between foreign currencies and the U.S. dollar and to manage our exposure to exchange rate movements. To accomplish this objective, we have used foreign currency forwards and foreign currency options as part of our exchange rate risk management strategy. A foreign currency forward contract is a commitment to deliver a certain amount of currency at a certain price on a specific date in the future. By entering into the forward contract and holding it to maturity, we are locked into a future currency exchange rate in an amount equal to and for the term of the forward contract. A foreign currency option contract is a commitment by the seller of the option to deliver, solely at the option of the buyer, a certain amount of currency at a certain price on a specific date.
For derivatives designated as net investment hedges for GAAP purposes, the changes in the fair value of the derivatives are reported in AOCI. Amounts are reclassified out of AOCI into earnings when the hedged net investment is either sold or substantially liquidated. The change in the value of the designated portion of our settled and unsettled foreign currency hedges is recorded net in foreign currency hedge contract gain (loss) in our consolidated statements of comprehensive income (loss) in the related period.
The change in the value of the portion of our settled and unsettled foreign currency forwards that are not designated for hedge accounting for GAAP is recorded in other income (expense) within our consolidated statements of operations and represented a gain of approximately $5.0 million and $0.1 million for the years ended December 31, 2024 and 2023, respectively.
On November 16, 2023, we entered into a $30.0 million CAD currency forward with a maturity date of January 16, 2024, and a strike rate of 1.3782. On January 16, 2024 we rolled this hedge without any cash settlement, effectively extending the maturity date to February 16, 2024 at a strike rate of 1.3781. Additionally, on February 14, 2024 we further rolled this hedge without any cash settlement at a strike rate of 1.3781. This hedge ultimately matured on March 7, 2024 whereby we owed and paid approximately $0.5 million at settlement.
On April 12, 2024 we entered into a foreign currency hedge with a notional amount of $136.5 million CAD at a strike rate of 1.3648, which matures on April 11, 2025.
On December 30, 2024, in an effort to hedge the cash generated at our Canadian properties, we entered into four new foreign currency forwards; (i) one such hedge has a notional amount of $2.8 million CAD at a strike rate of 1.4412, and matured on February 27, 2025, (ii) the second hedge has a notional amount of $3.3 million CAD at a strike rate of 1.4363, maturing on May 27, 2025, (iii) the third hedge has a notional amount of $3.5 million CAD at a strike rate of 1.4312, maturing on August 27, 2025, (iv) the fourth hedge has a notional amount of $3.3 million CAD at a strike rate of 1.4261, maturing on November 28, 2025.

The following table summarizes the terms of our derivative financial instruments as of December 31, 2024 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap (1)	$100,000	1.50%	May 1, 2024	May 1, 2025
SOFR Cap (1)	$100,000	2.00%	July 1, 2024	July 1, 2025
SOFR Cap	$100,200	1.25%	December 30, 2024	July 1, 2025
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
SOFR Cap (2)	$200,000	5.50%	December 2, 2024	December 1, 2026
CORRA Swap (3)	$73,918	3.93%	March 7, 2024	March 7, 2027
Foreign Currency Forwards:
CAD Forward (3)	$2,800	1.4412	December 30, 2024	February 27, 2025
CAD Forward (3)	$136,746	1.3648	April 12, 2024	April 11, 2025
CAD Forward (3)	$3,300	1.4363	December 30, 2024	May 27, 2025
CAD Forward (3)	$3,500	1.4312	December 30, 2024	August 27, 2025
CAD Forward (3)	$3,300	1.4261	December 30, 2024	November 28, 2025

(1)	We deferred payment on this SOFR cap until its maturity.
(2)	We deferred payment on this SOFR cap until January 2, 2025, at which point, monthly payments became due on the first of each month until the date of its maturity.
(3)	Notional amounts shown are denominated in CAD.
The following table summarizes the terms of our derivative financial instruments as of December 31, 2023 (in thousands):

	Notional Amount	Strike	Effective Date or Date Assumed	Maturity Date
Interest Rate Derivatives:
SOFR Cap	$125,000	2.00%	June 1, 2022	June 28, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 2, 2024
SOFR Cap	$100,000	4.75%	December 1, 2022	December 1, 2025
Foreign Currency Forwards:
CAD Forward (1)	$30,000	1.3782	November 16, 2023	January 16, 2024
CAD Forward (1)	$132,350	1.3273	July 5, 2023	April 12, 2024

(1)	Notional amounts shown are denominated in CAD.

The following table presents a gross presentation of the fair value of our derivative financial instruments as well as their classification on our consolidated balance sheets as of December 31, 2024 and 2023 (in thousands):

	Asset/Liability Derivatives Fair Value
Balance Sheet Location	December 31, 2024		December 31, 2023
Interest Rate Derivatives
Other assets	$1,523		$3,485
Accounts payable and accrued liabilities (1)	$6,591	(1)	$—
Foreign Currency Hedges
Other assets	$4,667		$—
Accounts payable and accrued liabilities	$39		$985

(1)
Included herein is approximately $8.2 million in deferred payments on certain of our SOFR interest rate caps, as well as the fair value of the related SOFR interest rate cap, along with the fair value of our CORRA swap.

The following tables present the effect of our derivative financial instruments on our consolidated statements of operations for the periods presented (in thousands):

	Gain (loss) recognized in OCI for the year ended December 31,		Location of amounts reclassified from OCI into income	Gain (loss) reclassified from OCI for the year ended December 31,
Type	2024	2023		2024	2023	2022
Interest Rate Swaps	$(1,011)	$—	Interest expense	$247	$51	$(305)
Interest Rate Caps	294	410	Interest expense	1,642	3,953	(140)
CAD Foreign Currency Forwards	3,617	(1,066)	N/A	—	—	—

	$2,900	$(656)		$1,889	$4,004	$(445)

Based on the forward rates in effect as of December 31, 2024, we estimate that approximately $0.9 million related to our qualifying cash flow hedges will be reclassified to increase interest expense during the next 12 months.